Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Weighted-Average Assumptions Used to Determine Fair Value of Stock Options
The fair values of the options granted during the years ended December 31, 2011, 2010, and 2009 have been estimated at the grant date using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	For the Year Ended December 31,
	2011	2010	2009
Expected volatility	41.5%	44.7%	45.0%
Risk-free interest rate	2.8%	3.1%	2.7%
Expected life (years)	6.7	6.7	6.5
Dividend yield	0.0%	0.0%	0.0%

Schedule of Stock Option Activity
A summary of our stock option activity and related information is as follows:

	Shares (In Thousands)	Weighted- Average Exercise Price per Share	Remaining Life (Years)	Aggregate Intrinsic Value (In Millions)
Outstanding, December 31, 2010	2,493	$22.36
Granted	200	24.21
Exercised	(189)	23.39
Forfeitures	—	—
Expirations	(65)	52.44
Outstanding, December 31, 2011	2,439	21.63	5.3	$3.1
Exercisable, December 31, 2011	1,989	22.34	4.6	2.2

Schedule of Restricted Stock Activity
A summary of our issued restricted stock awards is as follows (share information in thousands):

	Shares	Weighted-Average Grant Date Fair Value
Nonvested shares at December 31, 2010	668	$13.84
Granted	1,900	8.23
Vested	(565)	14.86
Forfeited	(114)	8.22
Nonvested shares at December 31, 2011	1,889	8.23